Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases its operating facilities under non-cancelable operating leases that expire through 30 September 2017. Total rent expense for the six months ended June 30, 2016 and 2015 was $107,465 and $130,603, respectively. Total rent expense for the three months ended June 30, 2016 and 2015 was $52,778 and $57,100, respectively. The Company is responsible for certain operating expenses in connection with these leases. The future minimum rental payments required under non-cancelable operating leases as of June 30, 2016 is $89,216 to be paid within the next fifteen months.

The Company subleased the Chicago office in September 2014.

Legal Matters

From time to time, the Company may be involved in legal proceedings in the normal course of its business. The Company is not involved in any legal proceedings at the present time.

Professional Consulting Contract

The Company has a professional consulting contract with its Chief Executive Officer (“CEO”), according to which, the Company paid $500,000 and health insurance for the six months ended June 30, 2016. The Company is obligated to pay its CEO $1,000,000 annually plus health insurance, with a discretionary bonus to be determined by the Company’s Board on December 31, 2016.

Regulatory Requirements

State statutes authorizing the Company’s products and services typically provide state agencies that regulate banks and financial institutions with significant regulatory powers to administer and enforce the law. Under statutory authority, state regulators have broad discretionary power and may impose new licensing requirements, interpret or enforce existing regulatory requirements in different ways, or issue new administrative rules. In addition, when the staff of state regulatory bodies change, it is possible that the interpretations of applicable laws and regulations may also change.

Net Profit Interest

The Company has a net profit interest agreement with its lender, under which the Company pays 20% of its subsidiary IEC SPV LLC’s net profit to the lender (see note 4).

9.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases its operating facilities under non-cancelable operating leases that expire through September 2017. Total rent expense for the years ended December 31, 2015 and 2014 was $244,621 and $250,744, respectively. The Company is responsible for certain operating expenses in connection with these leases. The future minimum rental payments required under non-cancelable operating leases as of December 31, 2015 is $125,192 to be paid within the next twelve months.

The Company subleased the Chicago office in September 2014 and is currently looking to sublease the remaining two unused offices which could reduce future required rental payments.

Legal Matters

From time to time, the Company may be involved in legal proceedings in the normal course of its business. The Company is not involved in any legal proceedings at the present time.

Professional Consulting Contract

The Company has a professional consulting contract with its Chief Executive Officer (“CEO”), according to which, the Company paid $1 million and health insurance plus a bonus of $300,000 for the year ended December 31, 2015 ($220,079 of the bonus was offset against common stock subscription and $4,921 offset against CEO advance). The Company is obligated to pay its CEO $1,000,000 annually plus health insurance, with a discretionary bonus to be determined by the IEG Holdings Corporation Board on December 31, 2015. The Board amended the contract as of September 30, 2015 and elected to pay $225,000 of the yearly discretionary bonus on September 30, 2015. In addition, the IEG Holdings’ board of directors authorized a final portion in the amount of $75,000 of the 2015 bonus to be paid to Mr. Mathieson on December 31, 2015 for services previously rendered by Mr. Mathieson from October 1, 2015 to December 31, 2015.

Regulatory Requirements

State statutes authorizing the Company’s products and services typically provide state agencies that regulate banks and financial institutions with significant regulatory powers to administer and enforce the law. Under statutory authority, state regulators have broad discretionary power and may impose new licensing requirements, interpret or enforce existing regulatory requirements in different ways, or issue new administrative rules. In addition, when the staff of state regulatory bodies change, it is possible that the interpretations of applicable laws and regulations may also change.

Net Profit Interest

The Company has a net profit interest agreement with its lender, under which the Company pays 20% of its subsidiary IEC SPV LLC’s net profit to the lender (see note 4).